Annual Total Returns[BarChart] - AST BlackRock Loomis Sayles Bond Portfolio - No Share Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	3.18%	9.32%	(1.84%)	4.23%	(2.11%)	4.23%	4.36%	(0.66%)	9.23%	7.36%